Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000137888
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Trading Symbol	NTBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%	[1]
AssetsNet	$ 7,178,872,097
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 29,426,916
InvestmentCompanyPortfolioTurnover	16.00%
C000137889
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Trading Symbol	NTBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.97%	[2]
AssetsNet	$ 7,178,872,097
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 29,426,916
InvestmentCompanyPortfolioTurnover	16.00%
C000137890
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Trading Symbol	NTBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[3]
AssetsNet	$ 7,178,872,097
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 29,426,916
InvestmentCompanyPortfolioTurnover	16.00%
C000225122
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Investment Grade Bond Fund
Trading Symbol	NTIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Tactical Investment Grade Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[4]
AssetsNet	$ 1,029,721,999
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 4,035,879
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,029,721,999
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$4,035,879
Portfolio Turnover	142%

Holdings [Text Block]

Security Type Weighting (% of total exposure)[1]

Table Summary
Value	Value
U.S. Government & Agencies	67.7%
Money Market Funds	32.3%

Top 10 Holdings (% of net assets)[2]

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.370%, 05/14/26	9.7%
United States Treasury Bill, 3.460%, 05/21/26	9.7%
United States Treasury Bill, 3.490%, 05/28/26	9.7%
United States Treasury Bill, 3.550%, 06/04/26	9.7%
United States Treasury Bill, 3.570%, 06/11/26	9.7%
United States Treasury Bill, 3.590%, 06/18/26	9.7%
United States Treasury Bill, 3.630%, 06/25/26	9.7%

C000225125
Shareholder Report [Line Items]
Fund Name	Navigator Tactical U.S. Allocation Fund
Trading Symbol	NTAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Tactical U.S. Allocation Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[5]
AssetsNet	$ 74,417,471
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 250,753
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$74,417,471
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$250,753
Portfolio Turnover	45%

Holdings [Text Block]

Security Type Weighting (% of total exposure)[1]

Table Summary
Value	Value
Futures	48.6%
Corporate Bonds	39.0%
Money Market Funds	9.5%
Exchange-Traded Funds	2.9%

C000209835
Shareholder Report [Line Items]
Fund Name	Navigator Ultra Short Bond Fund
Trading Symbol	NUSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[6]
AssetsNet	$ 79,574,083
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,579
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$79,574,083
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$12,579
Portfolio Turnover	58%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	2.0%
Communications	2.5%
Materials	2.5%
Real Estate	4.4%
Utilities	5.0%
Technology	6.7%
Industrials	6.9%
Energy	8.8%
Consumer Staples	9.5%
Health Care	14.7%
Consumer Discretionary	18.5%
Financials	18.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc., 4.090%, 03/13/28	1.9%
Keurig Dr Pepper, Inc., 4.245%, 11/15/26	1.9%
Weyerhaeuser Company, 4.750%, 05/15/26	1.9%
Westinghouse Air Brake Technologies Corporation, 3.450%, 11/15/26	1.9%
Oracle Corporation, 2.650%, 07/15/26	1.5%
Marriott International, Inc., 3.125%, 06/15/26	1.5%
TD SYNNEX Corporation, 1.750%, 08/09/26	1.4%
Kraft Heinz Foods Company, 3.000%, 06/01/26	1.3%
Cabot Corporation, 3.400%, 09/15/26	1.3%
Energy Transfer, L.P., 6.050%, 12/01/26	1.3%

C000209836
Shareholder Report [Line Items]
Fund Name	Navigator Ultra Short Bond Fund
Trading Symbol	NUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[7]
AssetsNet	$ 79,574,083
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,579
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$79,574,083
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$12,579
Portfolio Turnover	58%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	2.0%
Communications	2.5%
Materials	2.5%
Real Estate	4.4%
Utilities	5.0%
Technology	6.7%
Industrials	6.9%
Energy	8.8%
Consumer Staples	9.5%
Health Care	14.7%
Consumer Discretionary	18.5%
Financials	18.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc., 4.090%, 03/13/28	1.9%
Keurig Dr Pepper, Inc., 4.245%, 11/15/26	1.9%
Weyerhaeuser Company, 4.750%, 05/15/26	1.9%
Westinghouse Air Brake Technologies Corporation, 3.450%, 11/15/26	1.9%
Oracle Corporation, 2.650%, 07/15/26	1.5%
Marriott International, Inc., 3.125%, 06/15/26	1.5%
TD SYNNEX Corporation, 1.750%, 08/09/26	1.4%
Kraft Heinz Foods Company, 3.000%, 06/01/26	1.3%
Cabot Corporation, 3.400%, 09/15/26	1.3%
Energy Transfer, L.P., 6.050%, 12/01/26	1.3%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized